Trade Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2017
Summary of trade accounts receivables

At December 31 this account comprises:

	2016		2017
	Current	Non-current	Current	Non-current
Invoices receivable	903,878	652,939	459,721	819,699
Collection rights	150,065	14,580	546,351	28,891

	1,053,943	667,519	1,006,072	848,590
Impairment of receivables	(22,673)	—	(13,348)	—

	1,031,270	667,519	992,724	848,590

Summary of aging of trade accounts receivable

Aging of trade accounts receivable is as follows:

	At December 31,
	2016	2017
Current	1,396,040	1,575,709
Past due up to 30 days	103,617	118,158
Past due from 31 days up to 180 days	113,825	141,121
Past due from 181 days up to 360 days	29,506	1,962
Past due over 360 days	78,474	17,712

	1,721,462	1,854,662